Share Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
12.
SHARE BASED PAYMENT

On June 19, 2018, the Board of Directors approved a revised stock option and incentive plan (the “Plan”). The Plan allows for the grant of equity incentives, including share-based options and restricted stock.

Share-based option awards

Each share-based option granted under the Plan entitles the grantee to acquire from the Company common shares with payment in cash of the exercise price. For each grant of share-based options, the Company offers options, with the issuance of a grant notice, which details the terms of the option, including exercise price, vesting conditions and expiration date. The terms of each grant are set by the Board of Directors.

The volatility used in the estimation of fair value is calculated utilizing the volatility of the share prices of a set list of publicly traded peer companies based on commensurate expected terms as of the grant date. In the event that a company used in the volatility calculation has not been publicly traded for the requisite amount of time, the entirety of its trading history was used.

Under the Plan, share-based option awards of 550,468 in 2022, 298,972 in 2021 and 406,141 in 2020 shares were granted. All shares granted in 2022, 2021 and 2020 had a four-year vesting schedule.

The total expense recognized in the income statement for share options granted amounts to CHF 804 thousand for 2022 and CHF 328 thousand for 2021 and 2020. The reserve for share option increased from CHF 1,640 thousand as of December 31, 2020 to CHF 1,967 thousand as of December 31, 2021 and to CHF 2,771 thousand as of December 31, 2022. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended 31 December,
	2022	2021	2020
Exercise price	CHF 3.41	CHF 2.70	CHF 2.11 to 2.47
Share price (option-pricing model)	CHF 3.41	CHF 2.70	CHF 1.92 to 2.47
Risk free interest rate	0.74%	0.00%	(0.94%) to 0.00%
Expected term	2.5 years	2.5 years	2.5 to 5.5 years
Expected volatility	96.3%	82.1%	90.8-101%
Divdend yield	—	—	—

The number and weighted average exercise prices of share-based options under the Plan are as follows:

	Number of Options	Weighted Average Exercise Price (CHF)	Range of Expiration Dates
Oustanding at January 1, 2020	608,059	2.13	2026-2028
Forfeited during the year	(37,981)	2.18	2027
Granted during the year	406,141	2.39	2027-2029
Oustanding at December 31, 2020	976,220	2.24	2026-2029

Exercisable at December 31, 2020	443,781	2.12	2026-2029

Oustanding at January 1,2021	976,220	2.24	2026-2029
Forfeited during the year	(147,607)	2.39	2027-2028
Granted during the year	298,972	2.70	2030
Oustanding at December 31, 2021	1,127,585	2.34	2026-2030

Exercisable at December 31, 2021	664,192	2.17	2026-2030

Oustanding at January 1, 2022	1,127,585	2.34	2026-2030
Forfeited during the year	(82,445)	2.69	2023-2030
Granted during the year	550,468	3.41	2031
Exercised during the year	(53,500)	2.11
Oustanding at December 31, 2022	1,542,108	2.73	2027-2031

Exercisable at December 31, 2022	716,919	2.25	2027-2031

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The average fair value at grant date of the awards granted during the year ended December 31, 2022 was CHF 3.41 per award, CHF 2.70 during the year ended December 31, 2021 and CHF 2.40 during the year ended December 31, 2020.

The range of exercise prices of the outstanding awards at December 31, 2022 was CHF 2.11 to CHF 3.41, CHF 2.11 to CHF 2.70 at December 31, 2021 and CHF 2.11 to CHF 2.47 at December 31, 2020.

Restricted Stock Awards

Each restricted stock granted under the Plan is immediately exercised and the expense is recorded at grant in full. The Company is holding a call option to repurchase shares diminishing rateably on a monthly basis over three years from grant. For each grant of restricted stock, the Company issues a grant notice, which details the terms of the grant, including the number of awards, exercise price and expiration date. The terms of each grant are set by the Board of Directors.

The number and weighted average exercise prices of restricted stock under the Plan are as follows:

	Number of Restricted Stocks	Weighted Average Exercise Price (CHF)
Issued and exercised at January 1, 2020	571,783	1.79
Granted and exercised during the year	80,327	1.95
Issued and exercised at December 31, 2020	652,110	1.81
Not subject to repurchase at December 31,2020	472,502	1.80
Issued and exercised at January 1, 2021	652,110	1.81
Granted and exercised during the year	386,116	2.27
Issued and exercised at December 31, 2021	1,038,226	1.98
Not subject to repurchase at December 31, 2021	621,343	1.82
Issued and exercised at January 1, 2022	1,038,226	1.98
Issued and exercised at December 31, 2022	1,038,226	1.98
Not subject to repurchase at December 31, 2022	817,022	1.90

Restricted stock is granted and expensed at fair value. The payroll expense related to restricted stock, including the total expense and the part contributable towards restricted stock issuance, is as follows:

	For the Years Ended 31 December,
in CHF thousands	2022	2021	2020
Total payroll expense related to restricted stock	—	(951)	170
Expense contributable towards restricted stock issuance	—	(828)	148

	For the Years Ended 31 December,
in CHF thousands	2022	2021	2020
Fair value of restricted stock issued	—	876	157
Expense contributable towards restricted stock issuance	—	828	148
Grantee contributions for restricted stock issuance	—	48	9